Document And Entity Information	Oct. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Oct. 27, 2023
Entity Registrant Name	Lake Shore Bancorp, Inc.
Entity Central Index Key	0001341318
Entity Emerging Growth Company	false
Securities Act File Number	000-51821
Entity Incorporation, State or Country Code	X1
Entity Tax Identification Number	20-4729288
Entity Address, Address Line One	31 East Fourth Street
Entity Address, City or Town	Dunkirk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14048
City Area Code	716
Local Phone Number	366-4070
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LSBK
Security Exchange Name	NASDAQ